Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related party costs	$ 728,986	$ 18,330	$ 24,357
Rent expenses	$ 38,400	$ 38,400	$ 38,400